Group information - Summary of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FOROIL SAS
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	44.00%	44.00%	0.00%
3EA SAS
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	50.00%	50.00%	0.00%
Allego Holding B.V.
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	0.00%
Allego US Inc.
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	0.00%
Allego B.V.
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	100.00%
Allego Innovations B.V.
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	100.00%
Allego Employment B.V.
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	100.00%
Allego GmbH
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	100.00%
Allego België B.V.
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	100.00%
Allego France SAS
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	100.00%
Allego Charging Ltd
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	100.00%
Allego Denmark ApS
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	100.00%
Allego Portugal, Unipessoal Lda
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	100.00%
Allego Norway AS
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	100.00%
Allego Sweden AB
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	100.00%
Allego Italy S.R.L.
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	100.00%
Allego Spain S.L.U.
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	100.00%
Allego Charging Oy
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	0.00%	0.00%
Allego Switzerland GmbH
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	0.00%	0.00%
Allego Austria GmbH
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	0.00%	0.00%
Allego Latvia SIA
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	0.00%	0.00%
Allego Estonia OU
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	0.00%	0.00%
Allego Lithuania UAB
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	0.00%	0.00%
Allego Poland Sp. Z o.o
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	0.00%	0.00%
Faolan GmbH
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	0.00%	0.00%
Mega-E Charging B.V.
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	0.00%
FEMC Germany GmbH
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	0.00%
Mega-E Netherlands Asset Co No 1 B.V.
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	0.00%
Mega-E Denmark Asset Co No 1 ApS
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	0.00%
Mega-E Belgium Asset Co No 1 BV
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	0.00%
Mega-E France SAS
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	0.00%
Mega-E Sweden Asset Co No 1 AB
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	0.00%
Mega-E Eastern Europe Holding B.V.
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	0.00%
Chamberra Sp. z.o.o.
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	0.00%
GreenToWheel SAS
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	80.00%	80.00%	0.00%
Oury-Heintz Energie Applications SA
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	0.00%
Modélisation, Mesures et Applications SA
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	100.00%	100.00%	0.00%
MOMA ASIA Ltd
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	0.00%	100.00%	0.00%
MOMA Collectivites SAS
Disclosure of subsidiaries [line items]
Interest in subsidiaries percentage	51.00%	51.00%	0.00%